[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

April 29, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                 Nuveen Multistate Trust III

                                  File Nos. 333-16611 and 811-07943

Ladies and Gentlemen:

On behalf of Nuveen Multistate Trust III (the “Registrant”), we are transmitting for filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, the Registrant’s Post-Effective Amendment No. 28 to its Registration Statement (the “Amendment”).

The Amendment is being filed to replace Post-Effective Amendment No. 27, which was filed with the Securities and Exchange Commission (“SEC”) on March 3, 2014, and to submit the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 26 to the Registrant’s Registration Statement, as filed with the SEC on February 10, 2014. The exhibits were inadvertently unattached from Post-Effective Amendment No. 27.

We have reviewed the Amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure